Other Non Financial Assets and Liabilities -Summary Other non financial assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Current	$ 560,786	$ 486,162
Non current	2,332,856	2,735,890
VAT Tax Credit and Other Taxes
Disclosure Of Financial Assets [Line Items]
Current	68,200	57,124
Non current	118,268	141,807
Contributions fund to Enel Distribución Goiás
Disclosure Of Financial Assets [Line Items]
Current	7,536	3,357
Non current	180,824	234,947
Ongoing services provided by third parties
Disclosure Of Financial Assets [Line Items]
Current	9,993	10,929
Ongoing I & D and Energy Efficiency service
Disclosure Of Financial Assets [Line Items]
Current	90,349	94,672
Judicial Deposits
Disclosure Of Financial Assets [Line Items]
Non current	267,266	340,477
Assets under construction IFRIC 12
Disclosure Of Financial Assets [Line Items]
Non current	314,825	358,289
Recoverable Taxes - Pis Or Confins
Disclosure Of Financial Assets [Line Items]
Current	211,611	169,404
Non current	1,366,883	1,435,282
Prepaid expenses
Disclosure Of Financial Assets [Line Items]
Current	53,783	18,193
Other
Disclosure Of Financial Assets [Line Items]
Current	119,314	132,483
Non current	$ 84,790	$ 225,088